Employee Benefit Plan, Description of Plan - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Plan Termination
9. Plan Termination

While it has not expressed any intention to do so, the Bank has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become 100% vested in their employer contributions.

Employee Benefit Plan, Vesting Percentage upon Plan Termination	100.00%